Income Taxes - Rate reconciliation (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal tax at 21% statutory rate, as a percent	21.00%	21.00%
State and local income taxes, net of federal benefit, as a percent	1.15%	2.28%
Differences in tax effects on foreign income, as a percent	(3.28%)	(4.43%)
Federal tax credits, as a percent	1.20%	1.32%
Uncertain tax positions, as a percent	0.83%	0.24%
NOL carryback rate differential, as a percent	3.46%	0.00%
Tax audit adjustments, as a percent	(3.26%)	0.00%
Change in valuation allowance, as a percent	(13.87%)	(1.39%)
Permanent adjustments, as a percent	(0.60%)	0.21%
Other, as a percent	(0.50%)	0.48%
Effective tax rate, as a percent	6.13%	19.71%